Operating Segments	12 Months Ended
Dec. 31, 2022
Disclosure of Segments Operations [Abstract]
Operating Segments
29	OPERATING SEGMENTS

Services from which reportable segments derive their revenues reported to the Group’s chief operating decision maker (CODM) for the purposes of resource allocation and assessment of segment performance focuses on the types of services provided. Management has chosen to organise the Group around differences in services. No operating segments have been aggregated in arriving at the reportable segments of the Group.

Segment revenues and results

	Revenue			Net profit
	2020	2021	2022	2020	2021	2022
	RM	RM	RM	RM	RM	RM

Business strategy consultancy	3,648,406	27,308,368	17,681,457	3,601,972	11,425,338	4,695,816
Technology development, solutions and consultancy	-	19,425,038	17,505,200	-	15,737,127	8,450,724
Others	-	741,636	383,225	-	325,679	744,482
Total	3,648,406	47,475,042	35,569,882	3,601,972	27,488,144	13,891,022
Other gains and losses				-	(324,944)	(115,972)
Interest income				-	1,571	49
Finance cost				-	(106,473)	(51,104)
Profit before income tax				3,601,972	27,058,298	13,723,995
Income tax expense				(872,882)	(7,120,480)	6,590,981
Profit for the year				2,729,090	19,937,818	20,314,976

Revenue reported above represents revenue generated from external customers, There were no inter-segment sales in 2020, 2021 and 2022.

The accounting policies of the reportable segments are the same as the Group’s accounting policies described in Note 2. Segment profit represents the profit earned by each segment without allocation of central administration costs, finance income, finance cost and income tax expense. This is the measure reported to the chief operating decision maker for the purposes of resource allocation and assessment of segment performance.
Segment assets

	2020	2021	2022
	RM	RM	RM

Business strategy consultancy	3,445,598	2,586,832	19,043,436
Technology development, solutions and consultancy	-	3,606,903	1,175,112
Investments and others	-	37,251,225	12,962,743
	3,445,598	43,444,960	33,181,291
Unallocated assets	-	669,843	8,642,813
Consolidated total assets	3,445,598	44,114,803	41,824,104

No geographical segment information presented as Group’s operations are conducted predominantly in
 Malaysia.